Stock-Based Compensation - Summary of Restricted Stock Unit Activity Under the 2020 Plan (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Beginning balance	1,415,104	0
Number of RSUs, Granted		1,415,104
Number of RSUs, Cancellations and forfeitures		0
Number of RSUs, Vested		0
Number of RSUs, Ending balance		1,415,104	0
Weighted Average Grant Date Fair Value, Beginning balance	$ 4.51	$ 0
Weighted Average Grant Date Fair Value, Granted		4.51
Weighted Average Grant Date Fair Value, Cancellations and forfeitures		0
Weighted Average Grant Date Fair Value, Vested		0
Weighted Average Grant Date Fair Value, Ending balance		$ 4.51	$ 0
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Vested		0	0
Restricted Stock Units | 2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Beginning balance	1,415,104
Number of RSUs, Cancellations and forfeitures	(79,232)
Number of RSUs, Vested	(906,551)
Number of RSUs, Ending balance	429,321	1,415,104
Weighted Average Grant Date Fair Value, Beginning balance	$ 4.51
Weighted Average Grant Date Fair Value, Cancellations and forfeitures	4.51
Weighted Average Grant Date Fair Value, Vested	4.51
Weighted Average Grant Date Fair Value, Ending balance	$ 4.51	$ 4.51